Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	$ 143,871	$ 127,449	$ 89,348
Other comprehensive income	(19,772)	10,261	(3,611)
Comprehensive income	(246,677)	(173,457)	(257,788)
Share-based payments (Note 17)	43,451	12,681	41,718
Exercise of options	69	741
Change in Non-controlling interests	14	(5)	(10)
Other reserves at end of period	164,675	143,871	127,449
Total other reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	143,871	127,449	89,348
Other comprehensive income	(19,801)	10,252	(3,617)
Comprehensive income	(19,801)	10,252	(3,617)
Share-based payments (Note 17)	43,451	12,681	41,718
Exercise of options	(2,846)	(6,379)
Capital revaluation		(84)
Change in Non-controlling interests		(48)
Other reserves at end of period	164,675	143,871	127,449
Share-Based Payments
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	135,684	129,453	87,735
Share-based payments (Note 17)	43,451	12,681	41,718
Exercise of options	(2,846)	(6,379)
Capital revaluation		(71)
Other reserves at end of period	176,289	135,684	129,453
Exchange difference on net investment in foreign operations
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	(161,902)	(76,942)	(99,485)
Other comprehensive income	(3,554)	(84,884)	22,543
Comprehensive income	(3,554)	(84,884)	22,543
Capital revaluation		(13)
Change in Non-controlling interests		(63)
Other reserves at end of period	(165,456)	(161,902)	(76,942)
Fair value reserve of financial assets at FVOCI
Disclosure of reserves within equity [line items]
Other comprehensive income	(3,941)
Comprehensive income	(3,941)
Other reserves at end of period	(3,941)
Currency translation adjustment
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	170,089	74,938	101,098
Other comprehensive income	(12,306)	95,136	(26,160)
Comprehensive income	(12,306)	95,136	(26,160)
Change in Non-controlling interests		15
Other reserves at end of period	$ 157,783	$ 170,089	$ 74,938